Capital stock (Details 3) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Capital stock
Weighted average shares outstanding for basic earnings per share	10,436,313	10,436,313
Stock options		60,000
Weighted average shares outstanding for diluted earnings per share	10,436,313	10,496,313